CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Renren Inc.'s equity [Member]	Treasury shares [Member]	Additional paid-in capital [Member]	Subscription receivable [Member]	Accumulated deficit [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	Non-controlling interest [Member]	Class A ordinary shares [Member] Ordinary shares [Member]	Class B ordinary shares [Member] Ordinary shares [Member]
Balance at Dec. 31, 2011	$ 1,210,545	$ 1,210,245	$ (25,597)	$ 1,407,059		$ (183,228)	$ 3,507	$ 7,334	$ 300	$ 771	$ 399
Balance (in shares) at Dec. 31, 2011			(18,267,684)							770,912,350	398,763,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	10,897	10,897		10,897
Other comprehensive income	32,380	32,380						32,380
Net income (loss)	(75,053)	(75,026)				(75,026)			(27)
Provision of statutory reserves						(3,205)	3,205
Exercise of share option and restricted shares vesting	3,588	3,588		3,571						13	4
Exercise of share option and restricted shares vesting (in shares)										13,189,706	3,916,667
Repurchase of ordinary shares	(75,085)	(75,085)	(76,131)	1,100						(54)
Repurchase of ordinary shares (in shares)			(54,253,314)							(54,253,314)
Advances to shareholders	(1,605)	(1,605)		(1,605)
Cancellation of treasury shares			101,728	(101,728)
Cancellation of treasury shares (in shares)			72,520,998
Acquisition 35% noncontrolling interest in Qingting	(537)	(250)		(250)					(287)
Share subscription receivables of JiehunChina		(229)			(229)				229
Balance at Dec. 31, 2012	1,105,130	1,104,915		1,319,044	(229)	(261,459)	6,712	39,714	215	730	403
Balance (in shares) at Dec. 31, 2012										729,848,742	402,680,117
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	16,138	16,138		16,138
Other comprehensive income	135,067	135,067						135,067
Net income (loss)	63,641	63,733				63,733			(92)
Exercise of share option and restricted shares vesting	4,032	4,032		4,013						17	2
Exercise of share option and restricted shares vesting (in shares)										16,763,199	2,708,333
Repurchase of ordinary shares	(55,574)	(55,574)		(55,517)						(57)
Repurchase of ordinary shares (in shares)										(56,635,569)
Transfer Class B shares to Class A shares										100	(100)
Transfer Class B shares to Class A shares (in shares)										100,000,000	(100,000,000)
Bad debt provision of share subscription receivables	229	229			229
Receipt of repayment from shareholder	1,605	1,605		1,605
Balance at Dec. 31, 2013	1,270,268	1,270,145		1,285,283		(197,726)	6,712	174,781	123	790	305
Balance (in shares) at Dec. 31, 2013										789,976,372	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	23,604	23,604		23,604
Other comprehensive income	(167,007)	(167,007)						(167,007)
Net income (loss)	60,078	60,460				60,460			(382)
Exercise of share option and restricted shares vesting	2,759	2,759		2,748						11
Exercise of share option and restricted shares vesting (in shares)										10,792,736
Repurchase of ordinary shares	(87,323)	(87,323)		(87,242)						(81)
Repurchase of ordinary shares (in shares)										(80,728,137)
Balance at Dec. 31, 2014	$ 1,102,379	$ 1,102,638		$ 1,224,393		$ (137,266)	$ 6,712	$ 7,774	$ (259)	$ 720	$ 305
Balance (in shares) at Dec. 31, 2014										720,040,971	305,388,450